Equity	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
Equity
12. Equity
Accumulated Other Comprehensive Loss
The following tables present the changes in the balances of each component of Accumulated other comprehensive loss including reclassifications out of Accumulated other comprehensive loss for the nine months ended September 30, 2022 and October 1, 2021. All amounts are net of tax and noncontrolling interest, if any.

	Accumulated Other Comprehensive Loss Components
	Net Unrecognized Pension And Other Post- Retirement Benefit Cost	Foreign Currency Translation Adjustment	Gains on Net Investment Hedges	Gains on Cash Flow Hedges	Total
	(In thousands)
Balance at December 31, 2021	$(21,196)	$(439,692)	$—	$—	$(460,888)

Other comprehensive income (loss) before reclassifications:
Foreign currency translation adjustment	490	(45,171)	—	—	(44,681)

Other comprehensive income (loss) before reclassifications	490	(45,171)	—	—	(44,681)
Amounts reclassified from Accumulated other comprehensive loss (1)	786	—	—	—	786
Amounts contributed by Former Parent (2)	(50,504)	(8,759)	—	—	(59,263)

Net current period Other comprehensive loss	(49,228)	(53,930)	—	—	(103,158)

Balance at April 1, 2022	$(70,424)	$(493,622)	$—	$—	$(564,046)

Other comprehensive income (loss) before reclassifications:
Foreign currency translation adjustment	(1,354)	(98,789)	—	—	(100,143)

Other comprehensive income (loss) before reclassifications	(1,354)	(98,789)	—	—	(100,143)
Amounts reclassified from Accumulated other comprehensive loss (1)	770	—	—	—	770

Net current period Other comprehensive loss	(584)	(98,789)	—	—	(99,373)

Balance at July 1, 2022	$(71,008)	$(592,411)	$—	$—	$(663,419)

Other comprehensive income (loss) before reclassifications:
Foreign currency translation adjustment	3,685	(108,755)	7,421	—	(97,649)
Unrealized gain on cash flow hedges	—	—	—	9,150	9,150

Other comprehensive income (loss) before reclassifications	3,685	(108,755)	7,421	9,150	(88,499)
Amounts reclassified from Accumulated other comprehensive loss (1)(3)	766	—	—	810	1,576

Net current period Other comprehensive income (loss)	4,451	(108,755)	7,421	9,960	(86,923)

Balance at September 30, 2022	$(66,557)	$(701,166)	$7,421	$9,960	$(750,342)

(1)
The amounts on this line within the Net Unrecognized Pension And Other Post-Retirement Benefit Cost column are included in the computation of net periodic benefit cost. See Note 8, “Benefit Plans” for additional details.

(2)
Includes unrecognized pension and other post-retirement costs and accumulated currency translation adjustments of certain entities which were part of the Corporate segment of the Former Parent and were transferred to ESAB Corporation in anticipation of the Separation. See Note 1, “Organization and Basis of Presentation” for more information on the entities contributed from the Former Parent.

(3)
During the three months ended September 30, 2022, the amount on this line within the Gains on Cash Flow Hedge column, is a component of Interest expense (income) and other, net
.
 See Note 10, “Derivatives”, for additional details.

	Accumulated Other Comprehensive Loss Components
	Net Unrecognized Pension And Other Post- Retirement Benefit Cost	Foreign Currency Translation Adjustment	Total
		(In thousands)
Balance at December 31, 2020	$(29,378)	$(366,825)	$(396,203)

Other comprehensive income (loss) before reclassifications:
Foreign currency translation adjustment	712	(30,438)	(29,726)

Other comprehensive income (loss) before reclassifications	712	(30,438)	(29,726)
Amounts reclassified from Accumulated other comprehensive loss (1)	220	—	220

Net current period Other comprehensive income (loss)	932	(30,438)	(29,506)

Balance at April 2, 2021	$(28,446)	$(397,263)	$(425,709)

Other comprehensive income (loss) before reclassifications:
Foreign currency translation adjustment	(126)	4,182	4,056

Other comprehensive income (loss) before reclassifications	(126)	4,182	4,056
Amounts reclassified from Accumulated other comprehensive loss (1)	208	—	208

Net current period Other comprehensive income (loss)	82	4,182	4,264

Balance at July 2, 2021	$(28,364)	$(393,081)	$(421,445)

Other comprehensive income (loss) before reclassifications:
Foreign currency translation adjustment	508	(36,639)	(36,131)

Other comprehensive income (loss) before reclassifications	508	(36,639)	(36,131)
Amounts reclassified from Accumulated other comprehensive loss (1)	270	—	270

Net current period Other comprehensive income (loss)	778	(36,639)	(35,861)

Balance at October 1, 2021	$(27,586)	$(429,720)	$(457,306)

(1)	Included in the computation of net periodic benefit cost. See Note 8, “Benefit Plans” for additional details.
Share-Based Payments
Prior to the Separation, certain employees of the Company participated in the Former Parent’s stock-based compensation plans. In connection with the Separation, the Company adopted the 2022 Omnibus Incentive Plan (the “Stock Plan”) and outstanding equity awards of the Former Parent held by ESAB employees were converted into or replaced with awards of ESAB common stock under the Stock Plan based on the “concentration method,” and as adjusted to maintain the economic value before and after the Distribution Date using the relative fair market value of the Former Parent and ESAB common stock. For each equity award holder, the intent was to maintain the economic value of the equity awards immediately before and after the Distribution. The terms of the equity awards, such as the award period, exercisability and vesting schedule, as applicable, generally continued unchanged. Other than converted or replacement equity awards of ESAB issued in replacement of the Former Parent’s restricted stock units (“RSUs”) and stock options, the terms of the converted or replacement equity awards of ESAB (e.g., vesting date and expiration date) continued unchanged. Incremental stock-based compensation expense recorded as a result of this equity award conversion was $2.6 million and is being recognized over the remaining service period.
Stock-based compensation expenses incurred by the Company were $4.2 million and $9.5 million during the three and nine months ended September 30, 2022, respectively, and $1.7 million and $5.0 million during the three and nine months ended October 1, 2021, respectively.